OTHER LIABILITIES	12 Months Ended
Jun. 30, 2019
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 12 -           OTHER LIABILITIES

Other liabilities as of June 30, 2019 and 2018 consisted of:

	June 30, 2019	June 30, 2018
		Restated
Other tax payable	$1,223,716	$1,004,533
Accrued payroll	41,215	39,610
Other payables	1,287,154	417,791
	$2,552,085	$1,461,934